Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Taxes [Line Items]
Deferred income tax expenses as a result of enacted changes in tax laws or rates		$ 4,179	$ 14,671
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net increase (decrease) in valuation allowances	$ (16,042)	$ 1,005
Tax credits, net capital and operating loss carryforwards	451,247	541,666
Tax credits, net capital and operating loss carryforwards having expiration date	$ 98,912	133,345
Tax credits, net capital and operating loss carryforwards expiration date	Through 2035 for $98,912 in net operating losses
Gross unrecognized tax benefits	$ 126,706	123,942	$ 130,371	$ 133,874
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	22,219	20,855
Accrued income taxes payable recognized in the statements of income	1,364	$ 1,729
Expected decrease in unrecognized tax benefits within next 12 months	$ 3,660
September 30, 2014 [Member]
Income Taxes [Line Items]
Tax credits, net capital and operating loss carryforwards expiration date	Through 2034 for $133,345 in net operating losses